GENERAL (Tables)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Business Acquisitions	The table below presents the fair values and excess purchase consideration that were allocated to the assets acquired and liabilities assumed based upon fair values as determined by CoolCo.

	Predecessor (Combined Carve-out)		Successor (Consolidated)
(in $ millions)	Amounts de-recognized on disposal[1] (a)	Fair value and other adjustments[2] (B)	Fair value of amounts acquired C = A + B	Excess purchase consideration allocation (D)	Amounts recognized upon acquisition E = C + D

Assets Acquired
Vessels and equipment, net	1,387.3	(222.2)	1,165.1	27.9	1,193.0
Favorable Contract Intangible Assets	—	13.5	13.5	—	13.5
Assembled Workforce	—	4.5	4.5	0.1	4.6
Customer Relationships	—	3.5	3.5	0.1	3.6
Other current and non-current assets	61.7	—	61.7	0.1	61.8
Total assets acquired:	1,449.0	(200.7)	1,248.3	28.2	1,276.5
Liabilities Assumed
Current portion of long-term debt	154.5	(4.5)	150.0	—	150.0
Unfavorable contracts liabilities	—	69.7	69.7	—	69.7
Other current and non-current liabilities	643.3	—	643.3	—	643.3
Total liabilities assumed:	797.8	65.2	863.0	—	863.0
Non-controlling interest	67.4	(0.1)	67.3	—	67.3
Net assets to be acquired:	583.8	(265.8)	318.0	28.2	346.2

Purchase consideration, net[3]	346.2
Less: fair values of net assets acquired	(318.0)
Excess purchase consideration	28.2

[1] The amounts derecognized upon disposal reflects the aggregate assets and liabilities that were specifically identifiable and directly attributable to the entities, acquired pursuant to the Vessel SPA, that closed on various dates from March 3, 2022 to April 5, 2022 and the four management entities, acquired pursuant to the ManCo SPA that closed on June 30, 2022.

[2] Represents the fair value and other adjustments to the assets and liabilities of entities acquired pursuant to the Vessel SPA and the ManCo SPA as of the respective disposal dates. The adjustment to Vessels and equipment, net reflect these assets at fair value consistent with the revaluation adjustment, including an impairment of vessels, recognized by Golar in accordance with ASC 360 Property, plant and equipment, following the classification of such long-lived assets as held-for-sale within the Parent's consolidated financial statements. However, for the purposes of GSVM the vessels were deemed as held for use and therefore no similar impairment has been recognized during the Predecessor Period within the combined carve-out statement of operations.

[3] The Vessel SPA stated a purchase price of $145 million per vessel, subject to working capital and debt adjustments, for each of the eight modern LNG carriers totaling to $1,160.0 million (the "Vessel SPA Purchase Price"). The Purchase Consideration, net is reconciled below:

(in $ millions)		Description

Vessel SPA purchase price	1,160.0	Vessel SPA purchase price of $145 million per vessel.
Less: Debt and leases settled	(587.3)
The settlement of the legacy debt and sale and leaseback obligations on six of the eight vessels, which was partly financed by CoolCo's Senior Secured Sustainability Linked Amortizing Term Loan (Note 15)

Less: Leases assumed	(233.7)	Relates to the assumed existing sale and leaseback arrangements from Golar secured by the Golar Ice and Golar Kelvin. These leases are eliminated on consolidation (Note 5)
Add: Working capital adjustments	0.6
Net purchase consideration to Golar under the Vessel SPA	339.6
Settled in the form of cash of $211.7 million and 12,500,000 CoolCo shares with an equivalent value of $127.9 million, issued to Golar for entities acquired at the respective acquisition dates pursuant to the Vessel SPA.

Add: ManCo SPA Consideration	6.6	This relates to the cash consideration for the ManCo SPA.
Purchase consideration, net	346.2
The details of the Acquired Vessel SPVs are as follows:

Date	Name	Purpose
November 10, 2022	Pernli Marine Limited	Owns and operates Kool Baltic
November 10, 2022	Persect Marine Limited	Owns and operates Kool Boreas
November 10, 2022	Felox Marine Limited	Owns and operates Kool Firn
November 10, 2022	Respent Marine Limited	Owns and operates Kool Orca
The table below presents the aggregated fair values of the Acquired Vessel SPVs and excess of fair value over purchase consideration allocated to the assets acquired and liabilities assumed based upon fair values determined by CoolCo.

	Successor (Consolidated)
(in $ millions)	Aggregated amounts on acquisitio[n] (A)	Fair value and other adjustments (B)	Fair value of amounts acquired C = A + B	Excess fair values over purchase consideration allocation (D)	Amounts recognized upon acquisition E = C + D
Assets Acquired
Vessels	640.6	149.7	790.3	(45.7)	744.6
Favorable Contract Intangible Assets	—	5.4	5.4	—	5.4
Other current and non-current assets	2.2	—	2.2	—	2.2
Total assets acquired:	642.8	155.1	797.9	(45.7)	752.2
Liabilities Assumed
Long-term debt	520.0	—	520.0	—	520.0
Unfavorable contracts liabilities	—	89.3	89.3		89.3
Other liabilities	7.7	—	7.7	—	7.7
Total liabilities assumed:	527.7	89.3	617.0	—	617.0

Net assets to be acquired:	115.1	65.8	180.9	(45.7)	135.2

Fair values of net assets acquired		180.9
Less: Purchase consideration, net[2]		(135.2)
Excess of fair values over purchase consideration		45.7

(1) Represents the aggregated balances of assets acquired and liabilities assumed that were specifically identifiable and directly attributable to each of the Acquired Vessel SPVs, acquired pursuant to the transactions contemplated under the MSA which closed on November 10, 2022.

(2) The aggregate purchase price under the MSA was $662.8 million offset by (i) $520.0 million debt assumed; and (ii) $7.6 million of working capital adjustments, resulting in net cash purchase consideration paid to EPS of $135.2 million.